SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer relationships | Minimum
Intangible assets
Weighted-average amortization period (in years)	5 years
Customer relationships | Maximum
Intangible assets
Weighted-average amortization period (in years)	15 years
Favorable leases | Minimum
Intangible assets
Weighted-average amortization period (in years)		13 years
Favorable leases | Maximum
Intangible assets
Weighted-average amortization period (in years)		20 years
Licenses
Intangible assets
Weighted-average amortization period (in years)	20 years